U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.      Name and address of issuer:         Seligman Portfolios, Inc.
                                            100 Park Avenue
                                            New York, NY 10017


2.      Name of each series or class of funds for which this notice is filed:

       See Attachment I


3.      Investment Company Act File Number:                            811-5221

        Securities Act File Number:                                    33-15253


4.      Last day of fiscal year for which this notice is filed:        12/31/96


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                       [      ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


9. Number and aggregate sale price of securities sold during the fiscal year:

        SHARES      SALE PRICE
    24,286,316     116,286,288

Securities and Exchange Commission                            February 20, 1997
Division of Investment Management
                                       -2-

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        SHARES      SALE PRICE
    24,286,316     116,286,288

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:
       SHARES       SALE PRICE
    1,383,491       13,316,621
12.     Calculation of registration fee:

        (i)    Aggregate sale price of securities sold during the fiscal year in
               reliance on rule 24f-2 (from Item 10):                                      $    116,286,288

        (ii)   Aggregate price of shares issued in connection with dividend
               reinvestment plans (from Item 11):                                          +     13,316,621

        (iii)  Aggregate price of shares redeemed or repurchased during the fiscal year
               (if applicable):                                                            -     52,325,147

        (iv)   Aggregate price of shares redeemed or repurchased and previously applied
               as a reduction to filing fees pursuant to rule 24e-2 (if applicable):      +               0

        (v)    Net aggregate price of securities sold and issued during the fiscal year
               in reliance on rule 24f-2 { line (i),  plus line (ii), less line (iii),           77,277,762
               plus line (iv)}

        (vi)    Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or
                other applicable law or regulation:                                        x       0.000345

        (vii)   Fee due {line (i) or line (v) multiplied by line (vi)}:
                                                                                           $      26,660.83

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
       Rules of Informal and Other Procedures (17 CFR 202.3a).         [      ]

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                                              February 19, 1997
                                   SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title)

                                /s/_____________
                                 Thomas G. Rose
                                    Treasurer
Date:   February 20, 1997

                            SELIGMAN PORTFOLIOS, INC.


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                                  Attachment I

Name of each series or class of funds for which this notice is filed:

Seligman Bond Portfolio
Seligman Capital Portfolio
Seligman Cash Management Portfolio
Seligman Common Stock Portfolio
Seligman  Communications & Information  Portfolio  Seligman  Frontier  Portfolio
Seligman Henderson Global Growth Opportunities Portfolio Seligman Henderson Global Smaller Companies Portfolio Seligman Henderson Global Technology Portfolio Seligman Henderson International Portfolio Seligman High-Yield Bond Portfolio Seligman Income Portfolio

                            SELIGMAN PORTFOLIOS, INC.


        The undersigned, Treasurer of Seligman Municipal Fund Series, Inc., a Maryland corporation (the "Company"), does hereby certify as follows:

        1. From January 1, 1996 through December 31, 1996, the Company issued an aggregate of 25,669,807 shares of its Capital Stock, $0.001 par value as follows:

Seligman Bond Portfolio                                               241,582
Seligman Capital Portfolio                                            427,254
Seligman Cash Management Portfolio                                 17,434,155
Seligman Common Stock Portfolio                                     1,004,466
Seligman Communications & Information Portfolio                     2,058,865
Seligman Frontier Portfolio                                         1,371,324
Seligman Henderson Global Growth Opportunities Portfolio              173,937
Seligman Henderson Global Smaller Companies Portfolio                 969,218
Seligman Henderson Global Technology Portfolio                        151,992
Seligman Henderson International Portfolio                            329,110
Seligman High-Yield Bond Portfolio                                    954,984
Seligman Income Portfolio                                             552,920


        2. In respect of the issuance of such 25,669,807 shares, the Company received aggregate cash consideration (net of any sales commissions) of $129,602,909 as follows:

Seligman Bond Portfolio                                             2,447,433
Seligman Capital Portfolio                                          7,010,507
Seligman Cash Management Portfolio                                 17,434,155
Seligman Common Stock Portfolio                                    16,759,559
Seligman Communications & Information Portfolio                    27,653,569
Seligman Frontier Portfolio                                        21,284,901
Seligman Henderson Global Growth Opportunities Portfolio            1,709,207
Seligman Henderson Global Smaller Companies Portfolio              12,933,208
Seligman Henderson Global Technology Portfolio                      1,494,679
Seligman Henderson International Portfolio                          4,226,300
Seligman High-Yield Bond Portfolio                                 10,676,512
Seligman Income Portfolio                                           5,972,879


        3. With respect to each share issued, the Company received cash consideration not less than the net asset value per share on the date issued and not less than $0.001.

        4. At no time during the period from January 1, 1996 through December 31, 1996, were any shares of the Company's Capital Stock issued and outstanding in excess of the following numbers of authorized shares:

Seligman Bond Portfolio                                             80,000,000
Seligman Capital Portfolio                                          80,000,000
Seligman Cash Management Portfolio                                 100,000,000
Seligman Common Stock Portfolio                                    100,000,000
Seligman Communications & Information Portfolio                    100,000,000
Seligman Frontier Portfolio                                        100,000,000
Seligman Henderson Global Growth Opportunities Portfolio            20,000,000
Seligman Henderson Global Smaller Companies Portfolio              100,000,000
Seligman Henderson Global Technology Portfolio                      20,000,000
Seligman Henderson International Portfolio                         100,000,000
Seligman High-Yield Bond Portfolio                                 100,000,000
Seligman Income Portfolio                                          100,000,000


        In Witness Whereof, I have hereunto signed my name as Treasurer of the Company.

Date:   January 23, 1997

                                                       /s/---------------------
                                                                 Thomas G. Rose
                                                                      Treasurer